Investments - Summary of Investments (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Categories of financial assets [abstract]
Investments in marketable securities and mutual funds	$ 263,013	$ 250,852
Investment in fixed deposits	41,827	38,699
Current investments	211,398	203,676
Non-current investment	93,442	85,875
Total	$ 304,840	$ 289,551